Form N-1A Cover	May 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ARROW ETF TRUST
Document Effective Date	Jun. 01, 2026
Entity Central Index Key	0001532206
Document Creation Date	May 29, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Jun. 01, 2026